Consolidated Statement of Operation and Comprehensive Income Loss (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Expenses
Depreciation and amortization	$ 87		$ 98	$ 97	$ 97		$ 106	$ 114	$ 119	$ 194	$ 233	$ 292	$ 339	$ 391	$ 439		$ 467
Exploration expense	1,801		1,871	1,541	1,833		2,824	1,280	1,020	3,374	2,300	5,245	5,124	8,838	11,950	[1]	7,090	[1]
Impairment expense								3,335			3,335		3,335	2,900	3,335	[2]
Dry hole costs			(82)		767					767		685		685	40,003
General and administrative	3,427		4,807	6,199	5,431		4,003	6,830	6,501	11,630	13,331	16,437	17,334	26,012	21,428		25,217
Oil and gas properties	5,315	16,167	6,694	7,837	8,128	51,023	6,933	11,559	7,640	15,965	19,199	22,659	26,132	38,826	77,155		32,774
Income (Loss) From Operations	(5,315)		(6,694)	(7,837)	(8,128)		(6,933)	(11,559)	(7,640)	(15,965)	(19,199)	(22,659)	(26,132)	(38,826)	(77,155)		(32,774)
Other non-operating income (expense)
Investment earnings and other	46		82	80	69		159	240	145	149	385	231	544	348	665		557
Unrealized gain (loss) on warrant derivative	3,785		249	(1,641)	432		4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800	(600)	9,786	[3]	344	[3]
Interest expense	(1,198)		(19)	(34)	(92)		(806)	(2,186)	(3,553)	(126)	(5,739)	(145)	(6,545)	(1,590)	(7,159)	[4]	(3,787)	[4]
Loss on early extinguishment of debt								(13,132)			(13,132)		(13,132)	(5,425)	(13,132)	[5]
Debt conversion expense			(946)	20	(2,422)					(2,402)		(3,348)		(3,645)
Other non-operating expense	(472)		(1,078)	(1,467)	(256)		(316)	(244)	(431)	(1,723)	(675)	(2,801)	(991)	(2,905)	(1,375)		(3,952)
Loss on exchange rates	91		(22)	(43)	(10)		(36)	(32)	(8)	(53)	(40)	(75)	(76)	(113)	(132)		(1,578)
Total other non-operating income (expense)	2,253		(1,734)	(3,085)	(2,279)		3,257	(8,294)	(6,363)	(5,364)	(14,657)	(7,098)	(11,400)	(13,930)	(11,347)		(8,416)
Income (Loss) From Continuing Operations Before Income Taxes	(3,062)	(22,999)	(8,428)	(10,922)	(10,407)	(50,970)	(3,676)	(19,853)	(14,003)	(21,329)	(33,856)	(29,757)	(37,532)	(52,756)	(88,502)		(41,190)
Income tax expense (benefit)	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[6]	(184)	[6]
Income (Loss) From Continuing Operations	(3,101)	(22,909)	(10,151)	(9,900)	(9,187)	(51,094)	(3,890)	(20,113)	(14,462)	(19,087)	(34,575)	(29,238)	(38,465)	(52,147)	(89,559)		(41,006)
Net Income (Loss) From Equity Affiliate	49,471	7,745	20,299	22,829	16,896	18,235	18,476	18,284	18,456	39,725	36,740	60,024	55,216	67,769	73,451		66,291
Net Income (Loss) From Continuing Operations	46,370	(15,164)	10,148	12,929	7,709	(32,859)	14,586	(1,829)	3,994	20,638	2,165	30,786	16,751	15,622	(16,108)		25,285
Discontinued Operations
Income (loss) from discontinued operations			(347)	(2,164)	(5,427)		(426)	96	(3,727)	(7,591)	(3,631)	(7,938)	(4,057)	(14,410)	(14,007)		1,760
Gain on sale of oil and gas properties							36	103,933			103,933		103,969		106,000
Income tax (expense) benefit								(5,748)			(5,748)		(5,748)		(5,748)
Income (loss) from discontinued operations	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245		1,760
Net income (loss)	46,029	(21,636)	9,801	10,765	2,282	(40,778)	14,196	96,452	267	13,047	96,719	22,848	110,915	1,212	70,137		27,045
Less: Net Income (Loss) Attributable To Non-Controlling Interest	9,932	1,511	4,050	4,540	3,322	3,527	3,592	3,639	3,419	7,862	7,058	11,912	10,650	13,423	14,177		12,670
Net income (loss) attributable to Harvest	36,097	(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)	55,960		14,375
Basic earnings (loss) per share
Income (loss) from continuing operations	$ 0.93	$ (0.43)	$ 0.16	$ 0.23	$ 0.13	$ (1.07)	$ 0.32	$ (0.16)	$ 0.01	$ 0.33	$ (0.14)	$ 0.51	$ 0.18	$ 0.06	$ (0.89)		$ 0.38
Discontinued operations	$ (0.01)	$ (0.16)	$ (0.01)	$ (0.06)	$ (0.16)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.76	$ (0.39)	$ 2.53		$ 0.05
Net income (loss) attributable to Harvest	$ 0.92	$ (0.59)	$ 0.15	$ 0.17	$ (0.03)	$ (1.30)	$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94	$ (0.33)	$ 1.64		$ 0.43
Diluted earnings (loss) per share
Income (loss) from continuing operations	$ 0.92	$ (0.43)	$ 0.16	$ 0.21	$ 0.12	$ (1.07)	$ 0.29	$ (0.16)	$ 0.01	$ 0.32	$ (0.14)	$ 0.51	$ 0.15	$ 0.06	$ (0.89)		$ 0.34
Discontinued operations	$ (0.01)	$ (0.16)	$ (0.01)	$ (0.06)	$ (0.14)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.37	$ (0.39)	$ 2.53		$ 0.05
Net income (loss) attributable to Harvest	$ 0.91	$ (0.59)	$ 0.15	$ 0.15	$ (0.02)	$ (1.30)	$ 0.28	$ 2.73	$ (0.10)	$ 0.13	$ 2.64	$ 0.30	$ 2.52	$ (0.33)	$ 1.64	[7]	$ 0.39	[7]
Comprehensive Income	36,097		5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)	55,960		14,375
As Previously Reported [Member]
Expenses
Depreciation and amortization			106	105	105		111	119	124	210	243	316	354		462		484
Exploration expense			1,475	1,282	1,443		1,575	4,650	1,189	2,725	5,839	4,200	7,414		13,690	[1]	8,016	[1]
Dry hole costs				71	5,546					5,617		5,617			49,676
General and administrative			5,080	6,524	5,842		4,291	7,049	6,675	12,366	13,724	17,446	18,015		22,474		25,903
Oil and gas properties			6,661	7,982	12,936		5,977	11,818	7,988	20,918	19,806	27,579	25,783		86,302		34,403
Income (Loss) From Operations			(6,661)	(7,982)	(12,936)		(5,977)	(11,818)	(7,988)	(20,918)	(19,806)	(27,579)	(25,783)		(86,302)		(34,403)
Other non-operating income (expense)
Investment earnings and other			82	80	69		159	240	145	149	385	231	544		665		557
Interest expense			(19)	(34)	(394)		(806)	(1,704)	(2,212)	(428)	(3,916)	(447)	(4,722)		(5,336)	[4]	(2,689)	[4]
Loss on early extinguishment of debt								(9,682)			(9,682)		(9,682)		(9,682)	[5]
Debt conversion expense			(958)	20	(2,422)					(2,402)		(3,360)
Other non-operating expense			(1,078)	(1,467)	(256)		(316)	(244)	(431)	(1,723)	(675)	(2,801)	(991)		(1,375)		(3,952)
Loss on exchange rates			(24)	(48)	(22)		(43)	(32)	(11)	(70)	(43)	(94)	(86)		(146)		(1,588)
Total other non-operating income (expense)			(1,997)	(1,449)	(3,025)		(1,006)	(11,422)	(2,509)	(4,474)	(13,931)	(6,471)	(14,937)		(15,874)		(7,672)
Income (Loss) From Continuing Operations Before Income Taxes			(8,658)	(9,431)	(15,961)		(6,983)	(23,240)	(10,497)	(25,392)	(33,737)	(34,050)	(40,720)		(102,176)		(42,075)
Income tax expense (benefit)			1,126	(426)	(1,220)		226	260	222	(1,646)	482	(520)	708		820	[6]	(184)	[6]
Income (Loss) From Continuing Operations			(9,784)	(9,005)	(14,741)		(7,209)	(23,500)	(10,719)	(23,746)	(34,219)	(33,530)	(41,428)		(102,996)		(41,891)
Net Income (Loss) From Equity Affiliate			20,232	22,661	16,758		18,476	18,246	18,494	39,419	36,740	59,651	55,216		73,451		66,291
Net Income (Loss) From Continuing Operations			10,448	13,656	2,017		11,267	(5,254)	7,775	15,673	2,521	26,121	13,788		(29,545)		24,400
Discontinued Operations
Income (loss) from discontinued operations				(1,584)	(115)			480	(3,266)	(1,699)	(2,786)	(1,699)	(2,786)
Gain on sale of oil and gas properties							36	103,933			103,933		103,969
Income tax (expense) benefit			(595)	595				(5,748)		595	(5,748)		(5,748)
Income (loss) from discontinued operations			(595)	(989)	(115)		36	98,665	(3,266)	(1,104)	95,399	(1,699)	95,435		97,616		3,712
Net income (loss)			9,853	12,667	1,902		11,303	93,411	4,509	14,569	97,920	24,422	109,223		68,071		28,112
Less: Net Income (Loss) Attributable To Non-Controlling Interest			4,036	4,507	3,294		3,592	3,631	3,427	7,801	7,058	11,837	10,650		14,177		12,670
Net income (loss) attributable to Harvest			5,817	8,160	(1,392)		7,711	89,780	1,082	6,768	90,862	12,585	98,573		53,894		15,442
Basic earnings (loss) per share
Income (loss) from continuing operations			$ 0.17	$ 0.25	$ (0.04)		$ 0.23	$ (0.26)	$ 0.13	$ 0.22	$ (0.13)	$ 0.39	$ 0.09
Discontinued operations			$ (0.02)	$ (0.03)				$ 2.90	$ (0.10)	$ (0.03)	$ 2.80	$ (0.05)	$ 2.80
Net income (loss) attributable to Harvest			$ 0.15	$ 0.22	$ (0.04)		$ 0.23	$ 2.64	$ 0.03	$ 0.19	$ 2.67	$ 0.34	$ 2.89		$ 1.58		$ 0.46
Diluted earnings (loss) per share
Income (loss) from continuing operations			$ 0.17	$ 0.22	$ (0.04)		$ 0.20	$ (0.22)	$ 0.12	$ 0.21	$ (0.11)	$ 0.39	$ 0.08
Discontinued operations			$ (0.02)	$ (0.02)				$ 2.45	$ (0.10)	$ (0.03)	$ 2.38	$ (0.05)	$ 2.40
Net income (loss) attributable to Harvest			$ 0.15	$ 0.20	$ (0.04)		$ 0.20	$ 2.23	$ 0.02	$ 0.18	$ 2.27	$ 0.34	$ 2.48		$ 1.37	[7]	$ 0.42	[7]
Comprehensive Income			5,817	8,160	(1,392)		7,711	89,780	1,082	6,768	90,862	12,585	98,573		53,894		15,442
Scenario, Adjustment [Member]
Expenses
Exploration expense			378	430	492	600	1,375	(3,210)	110	922	(3,100)	1,300	(1,725)
Impairment expense								3,335			3,335		3,335
Oil and gas properties			378	430	492		1,375	125	110	922	235	1,300	1,610
Income (Loss) From Operations			(378)	(430)	(492)		(1,375)	(125)	(110)	(922)	(235)	(1,300)	(1,610)
Other non-operating income (expense)
Unrealized gain (loss) on warrant derivative			249	(1,641)	432	986	4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800
Interest expense					302			(482)	(1,341)	302	(1,823)	302	(1,823)
Loss on early extinguishment of debt								(3,450)			(3,450)		(3,450)
Debt conversion expense			12									12
Total other non-operating income (expense)			261	(1,641)	734		4,256	3,128	(3,857)	(907)	(729)	(646)	3,527
Income (Loss) From Continuing Operations Before Income Taxes			(117)	(2,071)	242		2,881	3,003	(3,967)	(1,829)	(964)	(1,946)	1,917
Income tax expense (benefit)			597	(596)		12	(12)		237	(596)	237	1	225
Income (Loss) From Continuing Operations			(714)	(1,475)	242		2,893	3,003	(4,204)	(1,233)	(1,201)	(1,947)	1,692
Net Income (Loss) From Equity Affiliate			67	168	138			38	(38)	306		373
Net Income (Loss) From Continuing Operations			(647)	(1,307)	380		2,893	3,041	(4,242)	(927)	(1,201)	(1,574)	1,692
Discontinued Operations
Income tax (expense) benefit			595	(595)						(595)
Income (loss) from discontinued operations			595	(595)						(595)
Net income (loss)			(52)	(1,902)	380		2,893	3,041	(4,242)	(1,522)	(1,201)	(1,574)	1,692
Less: Net Income (Loss) Attributable To Non-Controlling Interest			14	33	28			8	(8)	61		75
Net income (loss) attributable to Harvest			(66)	(1,935)	352	374	2,893	3,033	(4,234)	(1,583)	(1,201)	(1,649)	1,692
Basic earnings (loss) per share
Income (loss) from continuing operations			$ (0.02)	$ (0.04)	$ 0.01		$ 0.08	$ 0.09	$ (0.13)	$ (0.03)	$ (0.03)	$ (0.04)	$ 0.05
Discontinued operations			$ 0.02	$ (0.01)						$ (0.02)
Net income (loss) attributable to Harvest				$ (0.05)	$ 0.01	$ 0.01	$ 0.08	$ 0.09	$ (0.13)	$ (0.05)	$ (0.03)	$ (0.04)	$ 0.05
Diluted earnings (loss) per share
Income (loss) from continuing operations			$ (0.02)	$ (0.03)	$ 0.01		$ 0.08	$ 0.05	$ (0.12)	$ (0.03)	$ (0.05)	$ (0.04)	$ 0.04
Discontinued operations			$ 0.02	$ (0.02)				$ 0.45		$ (0.01)	$ 0.42
Net income (loss) attributable to Harvest				$ (0.05)	$ 0.01	$ 0.01	$ 0.08	$ 0.50	$ (0.12)	$ (0.04)	$ 0.37	$ (0.04)	$ 0.04
Comprehensive Income			(66)	(1,935)	352		2,893	3,033	(4,234)	(1,583)	(1,201)	(1,649)	1,692
As RESTATED [Member]
Expenses
Depreciation and amortization			106	105	105		111	119	124	210	243	316	354		462		484
Exploration expense			1,853	1,712	1,935		2,950	1,440	1,299	3,647	2,739	5,500	5,689		12,565	[1]	8,329	[1]
Impairment expense								3,335			3,335		3,335		3,335	[2]
Dry hole costs				71	5,546					5,617		5,617		5,617	49,676
General and administrative			5,080	6,524	5,842		4,291	7,049	6,675	12,366	13,724	17,446	18,015		22,474		25,903
Oil and gas properties			7,039	8,412	13,428		7,352	11,943	8,098	21,840	20,041	28,879	27,393		88,512		34,716
Income (Loss) From Operations			(7,039)	(8,412)	(13,428)		(7,352)	(11,943)	(8,098)	(21,840)	(20,041)	(28,879)	(27,393)		(88,512)		(34,716)
Other non-operating income (expense)
Investment earnings and other			82	80	69		159	240	145	149	385	231	544		665		557
Unrealized gain (loss) on warrant derivative			249	(1,641)	432		4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800		9,786	[3]	344	[3]
Interest expense			(19)	(34)	(92)		(806)	(2,186)	(3,553)	(126)	(5,739)	(145)	(6,545)		(7,159)	[4]	(3,787)	[4]
Loss on early extinguishment of debt								(13,132)			(13,132)		(13,132)		(13,132)	[5]
Debt conversion expense			(946)	20	(2,422)					(2,402)		(3,348)
Other non-operating expense			(1,078)	(1,467)	(256)		(316)	(244)	(431)	(1,723)	(675)	(2,801)	(991)		(1,375)		(3,952)
Loss on exchange rates			(24)	(48)	(22)		(43)	(32)	(11)	(70)	(43)	(94)	(86)		(146)		(1,588)
Total other non-operating income (expense)			(1,736)	(3,090)	(2,291)		3,250	(8,294)	(6,366)	(5,381)	(14,660)	(7,117)	(11,410)		(11,361)		(8,426)
Income (Loss) From Continuing Operations Before Income Taxes			(8,775)	(11,502)	(15,719)		(4,102)	(20,237)	(14,464)	(27,221)	(34,701)	(35,996)	(38,803)		(99,873)		(43,142)
Income tax expense (benefit)			1,723	(1,022)	(1,220)		214	260	459	(2,242)	719	(519)	933		1,057	[6]	(184)	[6]
Income (Loss) From Continuing Operations			(10,498)	(10,480)	(14,499)		(4,316)	(20,497)	(14,923)	(24,979)	(35,420)	(35,477)	(39,736)		(100,930)		(42,958)
Net Income (Loss) From Equity Affiliate			20,299	22,829	16,896		18,476	18,284	18,456	39,725	36,740	60,024	55,216		73,451		66,291
Net Income (Loss) From Continuing Operations			9,801	12,349	2,397		14,160	(2,213)	3,533	14,746	1,320	24,547	15,480		(27,479)		23,333
Discontinued Operations
Income (loss) from discontinued operations				(1,584)	(115)			480	(3,266)	(1,699)	(2,786)	(1,699)	(2,786)
Gain on sale of oil and gas properties							36	103,933			103,933		103,969
Income tax (expense) benefit								(5,748)			(5,748)		(5,748)
Income (loss) from discontinued operations				(1,584)	(115)		36	98,665	(3,266)	(1,699)	95,399	(1,699)	95,435		97,616		3,712
Net income (loss)			9,801	10,765	2,282		14,196	96,452	267	13,047	96,719	22,848	110,915		70,137		27,045
Less: Net Income (Loss) Attributable To Non-Controlling Interest			4,050	4,540	3,322		3,592	3,639	3,419	7,862	7,058	11,912	10,650		14,177		12,670
Net income (loss) attributable to Harvest			5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265		55,960		14,375
Basic earnings (loss) per share
Income (loss) from continuing operations			$ 0.15	$ 0.21	$ (0.03)		$ 0.31	$ (0.17)		$ 0.19	$ (0.16)	$ 0.35	$ 0.14
Discontinued operations				$ (0.04)				$ 2.90	$ (0.10)	$ (0.05)	$ 2.80	$ (0.05)	$ 2.80
Net income (loss) attributable to Harvest			$ 0.15	$ 0.17	$ (0.03)		$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94		$ 1.64		$ 0.43
Diluted earnings (loss) per share
Income (loss) from continuing operations			$ 0.15	$ 0.19	$ (0.03)		$ 0.28	$ (0.17)		$ 0.18	$ (0.16)	$ 0.35	$ 0.12
Discontinued operations				$ (0.04)				$ 2.90	$ (0.10)	$ (0.04)	$ 2.80	$ (0.05)	$ 2.40
Net income (loss) attributable to Harvest			$ 0.15	$ 0.15	$ (0.03)		$ 0.28	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.52		$ 1.64	[7]	$ 0.39	[7]
Comprehensive Income			5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265		55,960		14,375
Discontinued Operations [Member]
Expenses
Depreciation and amortization			(8)	(8)	(8)		(5)	(5)	(5)	(16)	(10)	(24)	(15)		(23)		(17)
Exploration expense			18	(171)	(102)		(126)	(160)	(279)	(273)	(439)	(255)	(565)		(615)	[1]	(1,239)	[1]
Dry hole costs			(82)	(71)	(4,779)					(4,850)		(4,932)			(9,673)
General and administrative			(273)	(325)	(411)		(288)	(219)	(174)	(736)	(393)	(1,009)	(681)		(1,046)		(686)
Oil and gas properties			(345)	(575)	(5,300)		(419)	(384)	(458)	(5,875)	(842)	(6,220)	(1,261)		(11,357)		(1,942)
Income (Loss) From Operations			345	575	5,300		419	384	458	5,875	842	6,220	1,261		11,357		1,942
Other non-operating income (expense)
Loss on exchange rates			2	5	12		7		3	17	3	19	10		14		10
Total other non-operating income (expense)			2	5	12		7		3	17	3	19	10		14		10
Income (Loss) From Continuing Operations Before Income Taxes			347	580	5,312		426	384	461	5,892	845	6,239	1,271		11,371		1,952
Income (Loss) From Continuing Operations			347	580	5,312		426	384	461	5,892	845	6,239	1,271		11,371		1,952
Net Income (Loss) From Continuing Operations			347	580	5,312		426	384	461	5,892	845	6,239	1,271		11,371		1,952
Discontinued Operations
Income (loss) from discontinued operations			(347)	(580)	(5,312)		(426)	(384)	(461)	(5,892)	(845)	(6,239)	(1,271)
Income (loss) from discontinued operations			$ (347)	$ (580)	$ (5,312)		$ (426)	$ (384)	$ (461)	$ (5,892)	$ (845)	$ (6,239)	$ (1,271)		$ (11,371)		$ (1,952)
Basic earnings (loss) per share
Income (loss) from continuing operations			$ 0.01	$ 0.02	$ 0.15		$ 0.01	$ 0.01	$ 0.01	$ 0.15	$ 0.02	$ 0.16	$ 0.04
Discontinued operations			$ (0.01)	$ (0.02)	$ (0.15)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.15)	$ (0.02)	$ (0.16)	$ (0.04)
Diluted earnings (loss) per share
Income (loss) from continuing operations			$ 0.01	$ 0.02	$ 0.14		$ 0.01	$ 0.01	$ 0.01	$ 0.15	$ 0.02	$ 0.16	$ 0.03
Discontinued operations			$ (0.01)	$ (0.02)	$ (0.14)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.15)	$ (0.02)	$ (0.16)	$ (0.03)

[1]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[2]	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.
[3]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
[4]	The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. The corrected fair value of the Warrants at inception exceeds the original valuation by $3,878 thousand. As a result of this change in the fair value of the Warrants, the original discount allocated to the debt was understated by approximately $3,878 thousand; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding. For 2011, income tax expense of $237 thousand was improperly classified as interest expense.
[5]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[6]	Represents income tax improperly classified as interest expense.
[7]	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.